Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Millions	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2011		Jun. 30, 2010		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Consolidated Statements Of Comprehensive Income (Loss)
Net loss	$ (136.0)	[1]	$ (132.0)	[1]	$ (328.0)	[1],[2]	$ (348.9)	[1],[2]	$ (881.9)	[3],[4]	$ (1,018.3)	[3],[4]	$ (3,608.0)	[3]
Other comprehensive income (loss), net of tax:
Unrealized gains (losses) on securities	1.2		6.1		0.6		6.0		27.5		10.9		(11.2)
Unrealized gains (losses) on hedging activities	20.0		19.9		46.8		29.6		70.3		110.2		(243.2)
Foreign currency translation adjustment	32.4		(153.3)		163.0		(273.4)		(84.6)		228.2		(560.3)
Pension liability adjustment	0.2		0.1		0		2.2		28.5		(64.5)		(30.5)
Total other comprehensive income (loss), net of tax	53.8		(127.2)		210.4		(235.6)		41.7		284.8		(845.2)
Comprehensive loss	(82.2)		(259.2)		(117.6)		(584.5)		(840.2)		(733.5)		(4,453.2)
Less: Comprehensive income attributable to noncontrolling interests	49.2		36.7		74.5		53.8		136.8		72.6		152.5
Comprehensive loss attributable to First Data Corporation	$ (131.4)		$ (295.9)		$ (192.1)		$ (638.3)		$ (977.0)		$ (806.1)		$ (4,605.7)

[1]	The net loss presented in the Consolidated Statements of Comprehensive Income (Loss) is greater than the amounts presented on the Consolidated Statements of Operations due to the net income attributable to the redeemable noncontrolling interests not included in equity which totaled $7.8 million and $15.3 million for the three and six months ended June 30, 2011, respectively and $9.8 million and $18.3 million for the three and six months ended June 30, 2010, respectively.
[2]	The total net loss presented in the Consolidated Statements of Equity for the six months ended June 30, 2011 and 2010 is $15.3 million and $18.3 million, respectively, greater than the amount presented on the Consolidated Statements of Operations due to the net income attributable to the redeemable noncontrolling interests not included in equity.
[3]	The total net loss presented in the Consolidated Statements of Comprehensive Income (Loss) for the twelve months ended December 31, 2010 and 2009 is $35.0 million and $3.7 million, respectively, greater than the amount presented on the Consolidated Statements of Operations due to the net income attributable to the redeemable noncontrolling interests not included in equity.
[4]	The total net loss presented in the Consolidated Statements of Equity for the twelve months ended December 31, 2010 and 2009 is $35.0 million and $3.7 million, respectively, greater than the amount presented on the Consolidated Statements of Operations due to the net income attributable to the redeemable noncontrolling interests not included in equity.